13. SHAREHOLDERS' EQUITY: Schedule of changes in share options (Details) - Share options including those granted to directors, officers, employees and consultants - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,539,000	2,420,000	1,460,938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.24	$ 0.24	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,095,000	665,000	2,420,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.06	$ 0.23	$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(319,000)	(415,000)	(1,460,938)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.22	$ 0.24	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(73,928)	(131,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.28	$ 0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	5,241,072	2,539,000	2,420,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.13	$ 0.24	$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,241,072	2,536,500	1,188,750
Weighted Average Exercise price at end of period	$ 0.13	$ 0.24